Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (6,159)	$ (8,465)	$ (11,255)	$ (4,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50	91	119	210
Amortization of notes payable conversion option	10
Non-employee stock-based compensation expense		1	1	6
Employee and director stock-based compensation expense	49	62	80	757
Non-cash interest associated with discount accretion		45	60
Gain on sale of property and equipment	(425)
Changes in assets and liabilities:
Contract receivables	108	(2,941)	16	267
Accrued interest receivable	9	69	91	250
Prepaid expenses	114	(12)	87	12
Other assets		51	51	110
Accounts payable	382	(696)	(951)	(557)
Accrued liabilities	310	353	(291)	(520)
Accrued interest payable	632	575	781	693
Deferred rent	(1)	(59)	(82)	69
Deferred revenue		13		(14,725)
Net cash used in operating activities	(4,921)	(10,913)	(11,293)	(17,925)
Investing activities
Purchases of property and equipment	450			(37)
Purchases of marketable securities		(2,882)	(2,881)	(21,714)
Proceeds from maturities of marketable securities		13,892	13,891	40,985
Net cash provided by investing activities	450	11,010	11,010	19,234
Financing activities
Proceeds from facility loan	4,853
Proceeds from issuance of common stock and warrants, net of issuance of costs	23,975
Repurchase of preferred stock	(3)
Principal payments on equipment loans		(12)	(12)	(200)
Net cash (used in) provided by financing activities	28,825	(12)	(12)	(200)
Net (decrease)/increase in cash and cash equivalents	24,354	85	(295)	1,109
Cash and cash equivalents at beginning of year	7,726	8,021	8,021	6,912
Cash and cash equivalents at end of year	32,080	8,106	7,726	8,021
Supplemental disclosure of cash flow information
Interest paid				10
Issuance common stock for debt extinguishment	16,945
Issuance of common stock warrants-lenders	479
Issuance of common stock warrants-common stock	4,831
Conversion of preferred shares into common stock	$ 323,155